13. Operating Lease Right-of-use Assets and Operating Lease Liability (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Schedule of operating Right-of-use asset and liability

Right-of-use asset is summarized below:

September 30, 2020
Office lease	$157,213
Less: accumulated amortization	(59,565)
Right-of-use asset, net	$97,648

Operating Lease liability is summarized below:

September 30, 2020
Office lease	$106,596
Less: current portion	(50,969)
Long term portion	$55,627

Right-of-use assets are summarized below:

December 31, 2019
Office lease	$157,213
Less accumulated amortization	(28,814)
Right-of-use assets, net	$128,399

Operating Lease liabilities are summarized below:

December 31, 2019
Office lease	$138,940
Less: current portion	(44,270)
Long term portion	$94,670

Schedule of maturity of lease liabilities

Maturity of lease liability is as follows:

Year ending December 31, 2020	$15,775
Year ending December 31, 2021	64,048
Year ending December 31, 2022	43,655
Total future minimum lease payment	123,478
Imputed interest	(16,882)
Lease Obligation, net	$106,596

Year ending December 31, 2020	$62,183
Year ending December 31, 2021	64,048
Year ending December 31, 2022	43,655
Total payment	169,886
Amount representing interest	(30,946)
Lease Obligation, net	$138,940